CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 74,778	$ 67,381
Restricted cash	27,067	32,305
Restricted cash held by trustees		4,372
Trade receivables, net	47,731	47,164
Contract assets	23,698	47,760
Inventories	27,203	21,109
Other current assets	23,007	26,022
Total current assets	223,484	246,113
LONG-TERM ASSETS:
Restricted cash	124	146
Severance pay funds	6,831	6,780
Deferred taxes	18,455	4,127
Operating lease right-of-use asset	5,211
Other long term receivables	10,156	7,276
Total long-term assets	40,777	18,329
PROPERTY AND EQUIPMENT, NET	82,584	84,403
INTANGIBLE ASSETS, NET	1,523	2,434
GOODWILL	43,468	43,468
Total assets	391,836	394,747
CURRENT LIABILITIES:
Current maturities of long-term loans	4,096	4,458
Trade payables	20,725	24,636
Accrued expenses	54,676	67,533
Advances from customers and deferred revenues	27,220	29,133
Operating lease liability	1,977
Other current liabilities	12,261	14,588
Total current liabilities	120,955	140,348
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	4,000	8,098
Accrued severance pay	7,061	6,649
Long-term advances from customers	2,866
Operating lease liability	3,258
Other long-term liabilities	108	580
Total long-term liabilities	17,293	15,327
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares at December 31, 2019 and 2018; Issued and outstanding: 55,493,258 and 55,176,107 shares at December 31, 2019 and 2018, respectively	2,643	2,625
Additional paid-in capital	927,348	924,856
Accumulated other comprehensive loss	(5,048)	(5,380)
Accumulated deficit	(671,355)	(683,029)
Total shareholders' equity	253,588	239,072
Total liabilities and shareholders' equity	$ 391,836	$ 394,747